Debt - Note Payable (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Note Payable	Dec. 31, 2012 Note Payable
Debt Instrument [Line Items]
Installment payment contract period					36 months
Debt outstanding	$ 496,000	$ 587,000	$ 460,000	$ 338	$ 0	$ 338